Investment Strategy	Oct. 31, 2025
BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in stocks of large-capitalization companies. "Large capitalization" companies are those that, at the time of purchase, have market capitalizations of $5 billion or more. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies considered by the fund's sub-adviser, Fayez Sarofim & Co., LLC (sub-adviser), to be "growth" companies. The sub-adviser considers "growth" companies to be companies whose revenue the sub-adviser believes is likely to grow faster than U.S. economic growth, as measured by gross domestic product, and that have the potential for growth in long-term earnings and/or cash flow per share.

In choosing stocks, the fund's sub-adviser first identifies sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then invests in growth companies within these sectors that it believes have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets and/or an expanding global presence. The fund's sub-adviser also seeks to identify companies which it considers undervalued in terms of current earnings, assets or growth prospects. The sub-adviser routinely evaluates the fund's portfolio for changing qualitative risks, which may include, but is not limited to, shifting company competitive status, turnover in company management, and adverse industry developments. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes software designed to quantify the contribution of various investment factors to overall portfolio performance and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio. The fund's portfolio typically will consist of 25-35 companies.

The fund invests principally in common stocks. The sub-adviser employs a "buy-and hold" investment strategy for the fund, which is expected to result in a low annual portfolio turnover rate.

The fund may invest up to 10% of its net assets in direct investments in foreign securities (i.e., issued by companies organized under the laws of countries other than the U.S.). In addition to direct investments in foreign securities, the fund also may invest in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors. As of December 31, 2025, the fund invests a significant portion of its assets in securities of companies in the financials and technology sectors.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in stocks. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies considered by the fund's sub-adviser, NIMNA (sub-adviser), to be "value" companies. The sub-adviser considers a "value" company to be a company included in at least one of the Russell 3000® Value Index, the S&P Composite 1500 Value Index, or the MSCI ACWI Value Index, or a company that has a price-to-book ratio that is lower than that of the S&P 500 Index.

The fund's sub-adviser identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• intrinsic value: the sub-adviser analyzes a company’s traditional measures, such as price-to-earnings ratio, price-to-book ratio, price-to-sales ratio, and cash flows, to determine if the company is priced below its intrinsic value;

• sound business fundamentals: the sub-adviser analyzes a company's balance sheet, income, and cash flow data to determine the company's financial history and current status; and

• positive business momentum: the sub-adviser analyzes momentum factors, including, but not limited to, improving earnings expectations (e.g., company earnings being revised higher), company cash flow generation that is positive and growing, and growth in both sales and earnings, and momentum catalysts (which will usually be unique to the investment opportunity and can be company-specific (e.g., a change in company management, a business combination/divestiture, a new product launch) or industry-wide (e.g., regulatory changes)), to determine whether a company’s business momentum is expected to be short-term in nature and already reflected in the company’s stock price, or expected to lead to longer-term stock price appreciation.

The fund invests principally in common stocks. The fund may invest in stocks of companies with any market capitalization, but focuses on stocks of large-capitalization companies (companies that, at the time of purchase, have market capitalizations of $5 billion or more). The fund may invest up to 30% of its net assets in foreign securities (i.e., securities issued by companies organized under the laws of countries other than the United States). The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors. As of December 31, 2025, the fund invests a significant portion of its assets in securities of companies in the financials sector.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

At times, the fund may engage in active and frequent trading, which will increase portfolio turnover.